STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statutory Reserves and Restricted Net Assets [Line Items]
Minimum annual appropriation to general reserve fund as a percentage of after tax profit	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Amount of restricted net asset unconsolidated subsidiaries	$ 90,962,666	$ 87,801,080
Beijing Yixin
Statutory Reserves and Restricted Net Assets [Line Items]
Appropriation to statutory reserve funds	3,135,966	3,895,554
Hangzhou U-Tiger
Statutory Reserves and Restricted Net Assets [Line Items]
Appropriation to statutory reserve funds	3,909	751
Guangzhou U Tiger
Statutory Reserves and Restricted Net Assets [Line Items]
Appropriation to statutory reserve funds	$ 21,711	$ 18,119